1933 Act File No. 333-24317


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

REGISTRATION STATEMENT, UNDER THE SECURITIES ACT OF 1933      X

                         __Pre-Effective Amendment No.__
                        _X_Post-Effective Amendment No. 1

                        MUNICIPAL SECURITIES INCOME TRUST

              (Exact Name of Registration as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                  (412)288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    X filed the Notice required by that Rule on October 15, 1996; or intends to file the Notice required by that Rule on or about __________; or
                 during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                   Copies to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky, LLP
                               2101 L Street, N.W.
                             Washington, D.C. 20037

                                                CROSS REFERENCE SHEET



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Item of Part A

of Form N-14

1....................................................

2....................................................

3....................................................


4....................................................

5....................................................


6....................................................


7....................................................

8....................................................


9....................................................


Item of Part B
Of Form N-14

10...................................................

11...................................................

12...................................................



13...................................................

14...................................................

Location in
Prospectus

Cross Reference Sheet; Cover Page.

Table of Contents.

Summary; Comparison of Investment Policies and Risk Factors.

Information About the Reorganization.

Information About the Portfolio and the Fund.

Information About the Portfolio and the Fund.

Voting Information.

Summary; Information About the Reorganization.

Not Applicable.


Location in Statement of
Additional Information

Cover Page.

Table of Contents.

Statement of Additional Information of Federated Ohio Intermediate Municipal Trust dated July 31, 1996.

Not Applicable.

Prospectus of Federated Ohio Intermediate Municipal Trust dated July 31, 1996; Financial Statements of Federated Ohio Municipal Income Fund, a portfolio of Municipal Securities Income Trust.

                                                      FORM N-14
                                             PART C - OTHER INFORMATION

Item 15. Indemnification:
                  Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 4 of Article XI of Registrant's Declaration of Trust. The Investment Advisory Contract between the Registrant and Federated Advisers (the "Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Errors and Omissions Policy.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

                    Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940, as amended, for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in
                    Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon
                    factual review has been made: (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant, or (ii) by independent legal counsel for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a
                       proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:
                       (i) the indemnitee provides security for his
                     undertaking;     (ii) the Registrant is insured against
                                      losses arising by reason of any lawful
                                      advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16
                                    EXHIBITS

     1.1 Paper Copy of Declaration of Trust of the Registrant dated August 6, 1990. (1)

     1.2 Paper Copy of Amendment No. 1 to the Declaration of Trust dated August 26, 1991. (5)

1.3      Conformed Copy of Amendment No. 2 to Declaration of Trust. (6)

     1.4 Conformed Copy of Amendment No. 3 to Declaration of Trust dated August 31, 1992. (8)

     1.5 Conformed Copy of Amendment No. 4 to Declaration of Trust dated September 17, 1992. (8)

     1.6 1.4 Conformed Copy of Amendment No. 5 to Declaration of Trust dated February 4, 1993. (10)

     1.7 1.4 Conformed Copy of Amendment No. 6 to Declaration of Trust dated May 24, 1993. (13)

2.       Copy of Bylaws of the Registrant. (1)

3.       Not Applicable.

     4. Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of this Registration Statement. (20)

     5. Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant. (19)

6.1      Copy of  new Investment Advisory Contract of the Registrant. (8)

6.2      Copy of Amendment to Investment Advisory Contract (12)

6.3      Conformed Copies of Amendments to Investment Advisory Contract. (14)

7.1      Copy of Distributor's Contract of the Registrant (8)

7.2      Copy of Amendment to Distributor's Contract of the Registrant. (12)

7.3      Copy of Amendment to Distributor's Contract of the Registrant. (14)

7.4 The Registrant incorporates the conformed copy of the specimen Mutual Fund Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).

8.       Not Applicable.

9.1      Conformed Copy of Custodian Agreement of the Registrant (18)

9.2 Conformed Copy of Agreement of Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement. (19)

9.3      Conformed Copy of Shareholder Services Agreement. (17)

9.4 The response and exhibits described in Item 24(b)(6)(iii) are hereby incorporated by reference.

10.1     Copy of Rule 12b-1 Agreement. (8)

10.2     Copy of Distribution Plan. (12)

10.3     Conformed Copy of Rule 18-3 Plan (19)

11. Copy of Opinion and Consent of Counsel as to legality of shares being registered. (1)

12.      Conformed Copy of Tax Opinion of Howard & Howard Attorneys, P.C.*

13.      Not applicable.

14.1     Conformed Copy of Consent of Deloitte & Touche LLP. (20)

14.2     Conformed Copy of Consent of Arthur Andersen LLP. (20)

15.      Not Applicable.

16.      Conformed Copy of Power of Attorney. (19)

17.1     Copy of Declaration under Rule 24f-2. (19)

17.2     Form of Proxy. (20)

*       Filed electronically.

     (1)  Response  is  incorporated   by  reference  to  Registrant's   Initial
Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165).

     (5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed October 28, 1991. (File Nos. 33-36729 and 811-6165).

     (6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed January 24, 1992. (File Nos. 33-36729 and 811-6165).

     (8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A filed September 25, 1992. (File Nos. 33-36729 and 811-6165).

     (10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A filed March 24, 1993. (File Nos. 33-36729 and 811-6165).

     (12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed May 17, 1993. (File Nos. 33-36729 and 811-6165).

     (13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-36729 and 811-6165).

     (14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A filed October 28, 1993. (File Nos. 33-36729 and 811-6165).

     (18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A filed October 30, 1995. (File Nos. 33-36729 and 811-6165).

     (19) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed October 23, 1996. (File Nos. 33-36729 and 811-6165).

     (20) Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed April 1, 1997. (File Nos. 333-24317 and 811-6165).

Item 17. Undertakings:

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, MUNICIPAL SECURITIES INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of July, 1997.

                        MUNICIPAL SECURITIES INCOME TRUST

                           BY: /s/ J. Crilley Kelly
                           J. Crilley Kelly, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           July 22, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                              TITLE                              DATE

By:   /s/ J. Crilley Kelly
      J. Crilley Kelly               Attorney In Fact             July 22, 1997
      ASSISTANT SECRETARY            For the Persons
                                     Listed Below

      NAME                              TITLE

John F. Donahue*                     Chairman and Trustee
                                     (Chief Executive Officer)

Glen R. Johnson*                     President and Trustee

John W. McGonigle *                  Treasurer and Executive
                                     Vice President
                                     (Principal Financial and
                                     Accounting Officer)

Thomas G. Bigley*                    Trustee

John T. Conroy, Jr.*                 Trustee

William J. Copeland*                 Trustee

James E. Dowd*                       Trustee

Lawrence D. Ellis, M.D.*             Trustee

Edward L. Flaherty, Jr.*             Trustee

Peter E. Madden*                     Trustee

Gregor F. Meyer*                     Trustee

John E. Murray, Jr.*                 Trustee

Wesley W. Posvar*                    Trustee

Marjorie P. Smuts*                   Trustee

*By Power of Attorney